CONSOLIDATED STATEMENTS OF INCOME - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2018	Sep. 30, 2017
Interest and dividend income:
Loans, including fees		¥ 655,981	¥ 537,959
Investments:
Interest		64,780	37,909
Dividends		43,936	41,781
Trading account assets		113,687	99,569
Call loans and funds sold		2,121	2,829
Receivables under resale agreements and securities borrowing transactions		106,246	66,572
Deposits in other banks		55,039	52,806
Total interest and dividend income		1,041,790	839,425
Interest expense:
Deposits		270,721	182,020
Trading account liabilities		24,251	19,371
Call money and funds purchased		4,914	1,855
Payables under repurchase agreements and securities lending transactions		166,042	106,357
Other short-term borrowings		14,531	6,645
Long-term debt		106,608	97,057
Total interest expense		587,067	413,305
Net interest income		454,723	426,120
Provision (credit) for loan losses (Note 5)		(13,280)	(117,962)
Net interest income after provision (credit) for loan losses		468,003	544,082
Noninterest income (Note 16):
Fee and commission income		413,727	401,231
Foreign exchange gains (losses)-net	[1]	44,718	50,765
Trading account gains (losses)-net	[2]	64,956	235,339
Investment gains (losses)-net (Note 2):
Debt securities	[1]	2,485	16,099
Equity securities	[1]	306,788	109,390
Equity in earnings (losses) of equity method investees-net	[1]	22,627	10,389
Gains on disposal of premises and equipment	[1]	4,305	4,567
Other noninterest income	[2]	48,950	33,158
Total noninterest income		908,556	860,938
Noninterest expenses:
Salaries and employee benefits		342,686	341,853
General and administrative expenses		359,358	280,176
Occupancy expenses		93,921	96,340
Fee and commission expenses		98,779	98,298
Provision (credit) for losses on off-balance-sheet instruments		(9,877)	(4,191)
Other noninterest expenses		74,042	79,681
Total noninterest expenses		958,909	892,157
Income before income tax expense		417,650	512,863
Income tax expense (Note 11)		85,705	119,333
Net income		331,945	393,530
Less: Net income attributable to noncontrolling interests		46,675	20,981
Net income attributable to MHFG shareholders		¥ 285,270	¥ 372,549
Earnings per common share (Note 10):
Basic net income per common share		¥ 11.25	¥ 14.69
Diluted net income per common share		11.25	14.68
Dividends per common share		¥ 3.75	¥ 3.75

[1]	These amounts are revenues from contracts that do not meet the scope of ASC 606.
[2]	Part of these amounts are considered to be revenues from contracts that are within the scope of ASC 606.